ACCOUNTING POLICIES AND GOING CONCERN (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies and Going Concern [Abstract]
Going Concern	Going Concern
As of 30 June 2025, TORM’s available liquidity including undrawn and committed facilities was
USD 664.1m, including a total cash position of USD 369.8m (including restricted cash of
USD 10.0m). TORM’s net interest-bearing debt was USD 767.0m, and the net debt loan-to-value ratio was 27.0% (Tanker segment only). Further information on TORM’s objectives and policies for managing our capital, our financial risk management objectives, and our exposure to credit and liquidity risk can be found in Note 25 to the financial statements in the 2024 Annual Report.
TORM  monitors our funding position throughout the year to ensure that we have access to sufficient funds to meet the forecasted cash requirements and loan commitments, and to monitor compliance with the financial covenants in our loan facilities, details of which are available in Note
2 to the financial statements in the 2024 Annual Report.
A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risks and trade disputes. TORM’s base case assumes that these dynamics will persist. TORM monitors the general development in the geopolitical situation and potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits. The principal risks and uncertainties facing TORM are set out on pages 17 to 21 in the 2024 Annual Report. In addition to the base case, TORM has developed a reverse stress case. The reverse stress case covers the lowest TCE rate that only just meet the minimum liquidity covenant and the lowest vessel values that do not breach any of the facilities’
minimum security values in the period. In the reverse stress case, with TCE rates are significantly below the lowest rolling four-quarter average observed since 2000 on each vessel class basis accompanied by a corresponding decline in vessel values, TORM maintains sufficient headroom on liquidity and covenants throughout the going concern period.
The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for the period until 30 September 2026.Based on this review, the Board of Directors has a reasonable expectation that taking reasonably possible changes in trading performance and vessel valuations into account, TORM will be able to continue in operation and comply with our financial covenants for the period until 30 September 2026.
Accordingly, TORM continues to adopt the going concern basis in preparing our financial statements.